Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Securities

NOTE 3 - SECURITIES

The amortized cost and fair value of securities were as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$13,076	$36	$(20)	$13,092
States and political subdivisions	55,864	2,995	(73)	58,786
Corporate obligations	8,521	347	--	8,868
Mortgage-backed securities – government sponsored entities	63,397	1,041	(113)	64,325

Equity securities – financial services	292	27	--	319
	$141,150	$4,446	$(206)	$145,390
HELD TO MATURITY:
States and political subdivisions	$173	$4	$--	$177

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$13,268	$130	$--	$13,398
States and political subdivisions	54,106	2,640	--	56,746
Corporate obligations	8,733	130	(54)	8,809
Mortgage-backed securities – government sponsored entities	68,886	2,081	(2)	70,965

Equity securities – financial services	157	109	(3)	263
	$145,150	$5,090	$(59)	$150,181
HELD TO MATURITY:
States and political subdivisions	$171	$6	$--	$177

The following tables show the Company's investments' gross unrealized losses and fair value aggregated by length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government agencies	$7,056	$(20)	$--	$--	$7,056	$(20)
States and political subdivisions	5,821	(73)	--	--	5,821	(73)
Mortgage-backed securities – government sponsored entities	17,199	(113)	--	--	17,199	(113)
	$30,076	$(206)	$--	$--	$30,076	$(206)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Corporate obligations	$4,152	$(54)	$--	$--	$4,152	$(54)
Mortgage-backed securities – government sponsored entities	2,495	(2)	--	--	2,495	(2)
Equity securities – financial services	34	(2)	15	(1)	49	(3)
	$6,681	$(58)	$15	$(1)	$6,696	$(59)

The Company has 32 securities in the less than twelve month category and no securities in the twelve months or more category as of December 31, 2012. In management's opinion, the unrealized losses on debt securities reflect changes in interest rates subsequent to the acquisition of specific securities.  No other-than-temporary-impairment charges were recorded in 2012. Management believes that all other unrealized losses represent temporary impairment of the securities, and it is more likely than not that it will not have to sell the securities before recovery of their cost basis.

The amortized cost and fair value of securities as of December 31, 2012 by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Due in one year or less	$5,661	$5,764	$—	$—
Due after one year through five years	13,012	13,308	173	177
Due after five years through ten years	26,289	27,238	—	—
Due after ten years	32,499	34,436	—	—
	77,461	80,746	173	177
Mortgage-backed securities – government sponsored entities	63,397	64,325	—	—
	$140,858	$145,071	$173	$177

Gross realized gains and gross realized losses on sales of securities available for sale were $1,419,000 and $0, respectively, in 2012, compared to $983,000 and $10,000, respectively, in 2011, and $450,000 and $2,000, respectively, in 2010. The proceeds from the sales of securities totaled $40,914,000, $32,146,000 and $23,944,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Securities with a carrying value of $71,497,000 and $71,245,000 at December 31, 2012 and 2011, respectively, were pledged to secure public deposits, U.S. Treasury demand notes, securities sold under agreements to repurchase and for other purposes as required or permitted by law.